The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2022

Royce Opportunity Fund

(to be renamed Royce Small-Cap Opportunity Fund effective July 1, 2022)

Royce Special Equity Fund

(to be renamed Royce Small-Cap Special Equity Fund effective July 1, 2022)

Royce Total Return Fund

(to be renamed Royce Small-Cap Total Return Fund effective July 1, 2022)

I.  The Board of Trustees of The Royce Fund (the “Board”) has approved name and related investment policy changes for Royce Opportunity Fund as described below. All such changes shall become effective as of July 1, 2022. The operations of the Fund will not change except as contemplated below.

Royce Opportunity Fund

Royce Opportunity Fund will be renamed Royce Small-Cap Opportunity Fund.

Principal Investment Strategy

The first, second, and third paragraphs under this heading are deleted in their entirety and replaced with the following:

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies. Although the Fund focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries.

The Fund invests at least 80% of its net assets in securities of small-cap companies, under normal circumstances. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

The second paragraph under this heading is deleted in its entirety and replaced with the following:

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

II.  The Board has approved name and related investment policy changes for Royce Special Equity Fund as described below. All such changes shall become effective as of July 1, 2022. The operations of the Fund will not change except as contemplated below.

Royce Special Equity Fund

Royce Special Equity Fund will be renamed Royce Small-Cap Special Equity Fund.

Principal Investment Strategy

The first and second sentences of the second paragraph under this heading are deleted in their entirety and replaced with the following:

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances.

III.	The Board has approved name and related investment policy changes for Royce Total Return Fund as described below. All such changes shall become effective as of July 1, 2022. The operations of the Fund will not change except as contemplated below.

Royce Total Return Fund

Royce Total Return Fund will be renamed Royce Small-Cap Total Return Fund.

Principal Investment Strategy

The second sentence of the second paragraph under this heading is deleted in its entirety and replaced with the following:

In addition, the Fund invests at least 80% of its net assets in securities of small-cap companies, under normal circumstances.

May 1, 2022

ISI-80-0522

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2022

Royce Opportunity Fund

(to be renamed Royce Small-Cap Opportunity Fund effective July 1, 2022)

Royce Special Equity Fund

(to be renamed Royce Small-Cap Special Equity Fund effective July 1, 2022)

Royce Total Return Fund

(to be renamed Royce Small-Cap Total Return Fund effective July 1, 2022)

I.  The Board of Trustees of The Royce Fund (the “Board”) has approved name and related investment policy changes for Royce Opportunity Fund as described below. All such changes shall become effective as of July 1, 2022. The operations of the Fund will not change except as contemplated below.

Royce Opportunity Fund

Royce Opportunity Fund will be renamed Royce Small-Cap Opportunity Fund.

Principal Investment Strategy

The first, second, and third paragraphs under this heading are deleted in their entirety and replaced with the following:

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies. Although the Fund focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries.

The Fund invests at least 80% of its net assets in securities of small-cap companies, under normal circumstances. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

The second paragraph under this heading is deleted in its entirety and replaced with the following:

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

II.  The Board has approved name and related investment policy changes for Royce Special Equity Fund as described below. All such changes shall become effective as of July 1, 2022. The operations of the Fund will not change except as contemplated below.

Royce Special Equity Fund

Royce Special Equity Fund will be renamed Royce Small-Cap Special Equity Fund.

Principal Investment Strategy

The first and second sentences of the second paragraph under this heading are deleted in their entirety and replaced with the following:

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances.

III.	The Board has approved name and related investment policy changes for Royce Total Return Fund as described below. All such changes shall become effective as of July 1, 2022. The operations of the Fund will not change except as contemplated below.

Royce Total Return Fund

Royce Total Return Fund will be renamed Royce Small-Cap Total Return Fund.

Principal Investment Strategy

The second sentence of the second paragraph under this heading is deleted in its entirety and replaced with the following:

In addition, the Fund invests at least 80% of its net assets in securities of small-cap companies, under normal circumstances.

May 1, 2022

CR-80-0522

The Royce Fund

Supplement to the A Class Shares Prospectus Dated May 1, 2022

Royce Special Equity Fund
(to be renamed Royce Small-Cap Special Equity Fund effective July 1, 2022)

The Board of Trustees of The Royce Fund (the “Board”) has approved name and related investment policy changes for Royce Special Equity Fund as described below. All such changes shall become effective as of July 1, 2022. The operations of the Fund will not change except as contemplated below.

Royce Special Equity Fund
Royce Special Equity Fund will be renamed Royce Small-Cap Special Equity Fund.

Principal Investment Strategy
The first and second sentences of the second paragraph under this heading are deleted in their entirety and replaced with the following:

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances.

May 1, 2022

A-80-0522